Statements of Operations (USD $)	3 Months Ended		12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2011	Sep. 30, 2010
Revenues:
Product sales	$ 63,415		$ 76,695	$ 599,110
Other revenue	1,366		2,472	7,927
Total revenues	64,781		79,167	607,037
Cost of revenues	24,916		35,524	505,576
Gross profit	39,865		43,643	101,461
Operating expenses:
Selling, general and administrative	338,959	129,344	572,325	446,857
Research and development	230,705	126,397	619,378	229,400
Patent and inventory impairment			28,616	346,905
Total operating expenses	569,664	255,741	1,220,319	1,023,162
Loss from operations	(529,799)	(255,741)	(1,176,676)	(921,701)
Other income (expense):
Interest and note discount amortization		(70,276)	(308,499)	(1,477)
Other	(1,218)	77	717	(19)
	(1,218)	(70,199)	(307,782)	(1,496)
Net loss	$ (531,017)	$ (325,940)	$ (1,484,458)	$ (923,197)
Loss per basic and diluted common share (in Dollars per share)	$ (0.03)	$ (0.02)	$ (0.09)	$ (0.06)
Weighted average shares used to compute net loss per basic and diluted common share (in Shares)	19,559,961	15,306,064	16,968,005	15,306,064